Supplement to currently effective Prospectus of each of the listed funds


Scudder Balanced Fund
Scudder California Tax Free Fund
Scudder California Tax Free Money Fund
Scudder Cash Investment Trust
Scudder Classic Growth Fund
Scudder Development Fund
Scudder Dividend & Growth Fund
Scudder Emerging Markets Growth Fund
Scudder Emerging Markets Income Fund
Scudder Financial Services Fund
Scudder Global Bond Fund
Scudder Global Discovery Fund
Scudder Global Fund
Scudder GNMA Fund
Scudder Gold Fund
Scudder Government Money Market Series
Scudder Greater Europe Growth Fund
Scudder Growth and Income Fund
Scudder Health Care Fund
Scudder High Yield Bond Fund
Scudder High Yield Tax Free Fund
Scudder Income Fund
Scudder International Bond Fund
Scudder International Fund
Scudder International Growth Fund
Scudder International Growth and Income Fund
Scudder International Value Fund
Scudder Large Company Growth Fund
Scudder Large Company Value Fund
Scudder Latin America Fund
Scudder Limited Term Tax Free Fund
Scudder Managed Municipal Bonds
Scudder Massachusetts Limited Term Tax Free Fund
Scudder Massachusetts Tax Free Fund
Scudder Medium Term Tax Free Fund
Scudder Micro Cap Fund
Scudder Money Market Series
Scudder New York Tax Free Fund
Scudder New York Tax Free Money Fund
Scudder Ohio Tax Free Fund
Scudder Pacific Opportunities Fund
Scudder Pathway Series:
Balanced Portfolio
Conservative Portfolio
Growth Portfolio
International Portfolio
Scudder Pennsylvania Tax Free Fund
Scudder Real Estate Investment Fund
Scudder S&P 500 Index Fund
Scudder Short Term Bond Fund
Scudder Small Company Value Fund
Scudder Tax Free Money Fund
Scudder Tax Free Money Market Series
Scudder Tax Managed Growth Fund
Scudder Tax Managed Small Company Fund
Scudder Technology Fund
Scudder U.S. Treasury Money Fund
Scudder Value Fund
Scudder Zero Coupon 2000 Fund
Scudder 21st Century Growth Fund


On December 22, 1997, Zurich Insurance Company ("Zurich") entered into an agreement with B.A.T Industries p.l.c. ("B.A.T") pursuant to which the financial services businesses of B.A.T will be combined with Zurich's businesses (including Zurich's 70% interest in Scudder Kemper Investments, Inc. ("Scudder Kemper")) to form a new global insurance and financial services company known as Zurich Financial Services. After the transaction is completed, by way of a dual holding company structure, current Zurich shareholders will own approximately 57% of the new organization, with the balance owned by B.A.T's current shareholders.


The transaction is expected to close in the third quarter of 1998. Upon consummation of the transaction, each Fund's investment management agreement with Scudder Kemper will be deemed to have been assigned and, therefore, will terminate. The Board of each Fund has approved new investment management agreements with Scudder Kemper, which are substantially identical to the current investment management agreements, except for the dates of execution and termination and, as applicable, the addition, in certain cases, of breakpoints in the fee structure. Each new investment management agreement is to become effective upon the termination of the current investment management agreements. The Board of each Fund will seek shareholder approval of the new investment management agreements through a proxy solicitation that is currently scheduled to conclude in mid-December.

September 1, 1998